GOODWILL (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2019 USD ($)	Dec. 27, 2019 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 2,671	$ 2,621	$ 2,695	$ 2,740
Impairment during the period
FAW Jilin [Member]
Restructuring Cost and Reserve [Line Items]
Purchase price				214,415	¥ 1,500,000
Goodwill				$ 2,735	¥ 19,133